united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value
	COMMON STOCK - 0.2%
	ELECTRONICS - 0.1%
1,620	Omron Corp.	$ 63,579
5,130	Yaskawa Electric Corp.	60,876
		124,455
	HEALTHCARE - PRODUCTS - 0.1%
5,510	CYBERDYNE, Inc. *	68,053

	TOTAL COMMON STOCK (Cost $207,005)	192,508

Contracts
	CALL OPTIONS - 0.4%
336	IMM EURO$ Future ** #	365,400
	Expiration December 2016, Exercise Price $98.50
	TOTAL CALL OPTIONS (Cost - $322,725)

	PUT OPTIONS - 0.4%
34	Crude Oil Future *** + #	400,180
	Expiration December 2015, Exercise Price $60.00
	TOTAL PUT OPTIONS (Cost - $165,170)
Shares
	SHORT-TERM INVESTMENTS -97.4%
	MONEY MARKET FUNDS - 97.4%
32,317,984	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% ^ + #	32,317,984
7,872,242	Fidelity Institutional Money Market Funds - Money Market Portfolito, 0.11% ^ + #	7,872,242
7,872,242	Fidelity Institutional Money Market Funds - Tax Exempt Portfolio, 0.01% ^ + #	7,872,242
7,872,242	First American Government Obligations Fund, 0.00% ^ + #	7,872,242
7,872,242	First American Prime Obligations Fund, 0.01% ^ + #	7,872,242
7,872,217	First American Treasury Obligations Fund, 0.00% ^ + #	7,872,217
8,856,272	Invesco STIT - Liquid Assets Portfolio, 0.11% ^ + #	8,856,272
8,856,272	Invesco STIT- STIC Prime Portfolio, 0.07% ^ + #	8,856,272
8,856,272	Invesco STIT - Treasury Portfolio, 0.02% ^ + #	8,856,272
	TOTAL SHORT-TERM INVESTMENTS (Cost - $98,247,985)	98,247,985

	TOTAL INVESTMENTS - 98.4% (Cost - $98,942,885) (a)	$ 99,206,073
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds $134,762)	(155,400)
	PUT OPTIONS WRITTEN - (0.5) % (Proceeds $351,761)	(460,970)
	SECURITIES SOLD SHORT - (0.3) % (Proceeds - $299,619)	(300,672)
	OTHER ASSETS LESS LIABILITIES - 2.5%	2,562,378
	NET ASSETS - 100.0%	$ 100,851,409

Contracts
	CALL OPTIONS WRITTEN - (0.1) %
336	IMM EURO$ Future ** #	155,400
	Expiration December 2016, Exercise Price $99.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $134,762)

	PUT OPTIONS WRITTEN - (0.5) %
22	Crude Oil Future *** #	73,700
	Expiration August 2015, Exercise Price $50.00
17	Crude Oil Future *** #	39,270
	Expiration August 2015, Exercise Price $55.00
34	Crude Oil Future *** #	151,300
	Expiration December 2015, Exercise Price $60.00
336	IMM EURO$ Future ** #	98,700
	Expiration December 2016, Exercise Price $98.125
56	US Long Bond Future *** #	98,000
	Expiration September 2015, Exercise Price $154.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $351,761)	460,970

	SECURITIES SOLD SHORT - (0.3) %
	EQUITY FUND
8,100	iShares MSCI Emerging Markets ETF	300,672
	TOTAL SECURITIES SOLD SHORT (Proceeds - $299,619)

	ETF - Exchange Traded Fund
*	Non-income producing security.
**	2,500 shares per contract.
***	1,000 Shares per contract.
#	All or a portion of this investment is a holding of the Balter Fund Limited.
+	All or a portion of the security is held as collateral for written call and put options.
^	Money market fund; interest rate reflects effective yield on July 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,156,743 including call options
	written, put options written and securities sold short and differs from market value by net unrealized appreciation
	(depreciation) of securities as follows:
	Unrealized appreciation	$ 350,997
	Unrealized depreciation	(218,709)
	Net unrealized appreciation	$ 132,288

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
	SHORT FUTURES CONTRACTS - 0.7%
17	Brent Crude Future Sept 2015 #	$ 819,570	$ 184,500
11	Brent Crude Future Oct 2015 #	581,350	46,090
45	Brent Crude Future Nov 2015 #	2,409,750	132,376
22	Crude Oil Future Sept 2015 #	1,036,640	172,778
22	Crude Oil Future Oct 2015 #	1,045,660	118,603
34	Crude Oil Future Nov 2015 #	1,639,140	76,749
28	Gold Future Dec 2015 #	3,066,280	(25,574)
	TOTAL SHORT FUTURES CONTRACTS	$ 10,598,390	$ 705,522

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value
	COMMON STOCK - 73.8%
	AEROSPACE/DEFENSE - 0.0%
1,343	Triumph Group, Inc.	$ 72,321

	AIRLINES - 1.8%
28,471	American Airlines Group, Inc.	1,141,687
21,748	Delta Air Lines, Inc.	964,306
13,541	United Continental Holdings, Inc. *	763,577
		2,869,570
	APPAREL - 0.2%
12,467	Unifi, Inc. * ^	384,732

	AUTO MANUFACTURERS - 0.4%
19,207	General Motors Co.	605,213

	BANKS - 3.8%
112,741	Bank of America Corp.	2,015,809
16,251	Citigroup, Inc.	950,033
13,432	Citizens Financial Group, Inc.	350,172
21,666	Fifth Third Bancorp	456,503
2,934	Goldman Sachs Group, Inc.	601,675
4,062	JPMorgan Chase & Co.	278,369
26,359	Morgan Stanley	1,023,784
20,717	TriState Capital Holdings, Inc. * ^	261,656
		5,938,001
	BIOTECHNOLOGY - 1.8%
4,023	Alexion Pharmaceuticals, Inc. * ^	794,301
4,510	Bluebird Bio, Inc. * ^	747,893
194,491	Enzo Biochem, Inc. *	583,473
5,055	Gilead Sciences, Inc.	595,782
15,020	Lion Biotechnologies, Inc. *	128,571
		2,850,020
	BUILDING MATERIALS - 0.4%
14,330	U.S. Concrete, Inc. * ^	606,589

	CHEMICALS - 0.5%
64,231	Ferro Corp. * ^	892,169

	COMMERCIAL SERVICES - 4.3%
15,184	Franklin Covey Co. * ^	287,129
494,140	Information Services Group, Inc. ^	2,174,216
17,836	MasterCard, Inc. ^	1,737,226
13,534	Moody's Corp.	1,494,560
13,849	NV5 Holdings, Inc. * ^	335,007
28,882	Rent-A-Center, Inc. ^	773,749
		6,801,887
	COMPUTERS - 3.4%
9,805	Apple, Inc. ^	1,189,346
23,790	CANCOM SE ^	923,208
82,957	Ferrotec Corp. ^	575,533
85,040	Mattersight Corp. * ^	557,012
19,727	Synaptics, Inc. *	1,565,929
46,772	Vocera Communications, Inc. * ^	579,973
		5,391,001
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,295	Ellie Mae, Inc. *	493,843
72,360	Financial Products Group Co. Ltd.	567,392
2,686	Santander Consumer USA Holdings, Inc. *	64,947
28,310	Visa, Inc. ^	2,132,875
31,340	Zenkoku Hosho Co. Ltd. ^	1,142,762
		4,401,819
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
51,432	PowerSecure International, Inc. * ^	778,680

	ELECTRONICS - 3.3%
7,024	Garmin Ltd. ^	294,376
32,080	Newport Corp. * ^	508,147
34,958	OSI Systems, Inc. * ^	2,453,352
29,399	Rogers Corp. * ^	1,645,462
12,640	Sparton Corp. *	301,590
		5,202,927
	ENTERTAINMENT - 1.0%
15,177	Lions Gate Entertainment Corp.	594,635
15,020	Unibet Group PLC ^	969,405
		1,564,040
	ENVIRONMENTAL CONTROL - 2.4%
9,559	Clean Harbors, Inc. * ^	473,362
19,589	Covanta Holding Corp. ^	386,687
15,070	MSA Safety, Inc.	778,365
59,372	Tetra Tech, Inc. ^	1,581,670
10,614	Waste Connections, Inc. ^	532,080
		3,752,164

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares			Value
		FOOD - 0.8%
36,980		Bakkafrost ^	$ 1,126,636
9,402		Pilgrim's Pride Corp.	203,459
			1,330,095
		HEALTHCARE - PRODUCTS - 3.4%
2,864		ABIOMED, Inc. * ^	221,845
22,309		AtriCure, Inc. * ^	619,967
98,139		BioTelemetry, Inc. * ^	1,200,240
76,657		Bovie Medical Corp. * ^	177,078
18,413		Globus Medical, Inc.*	516,669
13,916		IRIDEX Corp. * ^	99,639
40,723		MiMedx Group, Inc. * ^	436,958
1,502		Sartorius Stedim Biotech	470,675
41,952		STAAR Surgical Co. * ^	367,919
70,915		Trinity Biotech PLC ^	1,223,284
			5,334,274
		HEALTHCARE - SERVICES - 0.9%
49,542		Cancer Genetics, Inc. * ^	528,613
16,535		Ensign Group, Inc. ^	845,269
			1,373,882
		HOME FURNISHINGS - 0.5%
19,233		Select Comfort Corp. *	500,827
19,258		TiVo, Inc. *	191,810
			692,637
		INSURANCE - 0.8%
9,003		Berkshire Hathaway, Inc. - Class B * ^	1,285,088

		INTERNET - 4.0%
3,466		Boingo Wireless, Inc. *	33,724
41,184		Criteo SA * ^	2,192,224
166,753		Lionbridge Technologies, Inc. * ^	980,508
7,297		Marketo, Inc. * ^	221,902
254,558		Monitise PLC *	20,365
30,890		Perficient, Inc. * ^	501,345
64,300		Rubicon Project, Inc. * ^	1,120,749
22,670		SMS Co. Ltd.	321,140
5,783		TripAdvisor, Inc. * ^	459,055
3,790		Twitter, Inc. *	117,528
2,493		XING AG	421,143
			6,389,683
		LEISURE TIME - 0.6%
40,290		Yamaha Motor Co. Ltd. ^	915,918

		MACHINERY - DIVERSIFIED - 0.2%
13,372		Chart Industries, Inc. * ^	365,056

		MEDIA - 9.3%
22,689		Discovery Communications, Inc. *	749,191
12,629		Entravision Communications Corp.	96,864
0	#	Gannett Co., Inc. *	6
9,532		Liberty Broadband Corp. * ^	510,248
96,368		Liberty Global PLC * ^	4,735,524
4,818		Liberty Global PLC LiLAC * ^	205,006
62,171		Liberty Media Corp. * ^	2,343,847
120,427		Media General, Inc. * ^	1,911,176
31,994		Nexstar Broadcasting Group, Inc. ^	1,835,176
299,883		Sirius XM Holdings, Inc. *	1,187,537
27,062		Starz *	1,094,658
			14,669,233
		OIL & GAS - 0.4%
7,159		Gulfport Energy Corp. * ^	234,529
69,780		Parex Resources, Inc. * ^	463,770
			698,299
		OIL & GAS SERVICES - 1.6%
313,926		Mitcham Industries, Inc. * ^	1,296,514
644,188		Xtreme Drilling & Coil Services Corp. * ^	1,281,942
			2,578,456
		PHARMACEUTICALS - 2.8%
62,560		Amicus Therapeutics, Inc. * ^	1,075,406
3,510		Anacor Pharmaceuticals, Inc. *	523,657
10,580		BioSpecifics Technologies Corp. * ^	727,058
17,250		Enanta Pharmaceuticals, Inc. * ^	887,388
1,715		Inotek Pharmaceuticals Corp. *	22,278
8,780		Taro Pharmaceutical Industries Ltd. * ^	1,223,493
			4,459,280
		RETAIL - 1.5%
28,845		American Eagle Outfitters, Inc. ^	511,999
85,634		Good Times Restaurants, Inc. * ^	697,061
3,802		Ryohin Keikaku Co. Ltd. ^	811,866
29,940		Sportsman's Warehouse Holdings, Inc. * ^	349,999
			2,370,925

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	SEMICONDUCTORS - 3.6%
2,686	Avago Technologies Ltd.	$ 336,126
44,963	Brooks Automation, Inc. ^	474,360
3,941	Cavium, Inc. *	267,200
24,389	Exar Corp. * ^	191,941
23,137	FormFactor, Inc. * ^	167,280
41,526	Integrated Device Technology, Inc. * ^	793,562
32,529	Mattson Technology, Inc. * ^	93,033
10,168	Microchip Technology, Inc. ^	435,597
12,724	Microsemi Corp. * ^	419,129
83,009	Pixelworks, Inc. * ^	467,341
66,280	Silicon Motion Technology Corp. ^	1,744,490
3,287	Skyworks Solutions, Inc. ^	314,467
		5,704,526
	SOFTWARE - 6.1%
59,157	Actua Corp. * ^	871,383
22,128	Avid Technology, Inc. * ^	271,289
77,831	Callidus Software, Inc. * ^	1,291,995
83,939	Constant Contact, Inc. * ^	2,168,984
25,619	Ebix, Inc. ^	793,933
105,327	Glu Mobile, Inc. * ^	617,743
118,664	inContact, Inc. * ^	1,101,202
33,157	InnerWorkings, Inc. * ^	248,678
8,816	Proofpoint, Inc. * ^	570,395
53,215	Seachange International, Inc. * ^	366,651
7,333	SPS Commerce, Inc. * ^	529,076
42,860	UBISOFT Entertainment *	836,591
		9,667,920
	TELECOMMUNICATIONS - 5.3%
73,450	Allot Communications Ltd. *	382,674
28,808	Anixter International, Inc. *	1,907,378
37,610	CalAmp Corp. * ^	643,507
459,440	COM DEV International Ltd. ^	1,832,112
6,703	Gogo, Inc. *	122,196
6,460	LogMeIn, Inc. * ^	475,327
153,440	Numerex Corp. * ^	1,298,102
78,254	ShoreTel, Inc. * ^	554,821
4,168	Sierra Wireless, Inc. * ^	102,491
1,010	U-Blox AG	214,802
127,741	Vonage Holdings Corp. * ^	816,265
		8,349,675
	TRANSPORTATION - 3.9%
95,930	Aegean Marine Petroleum Network, Inc. ^	1,048,515
123,920	Ardmore Shipping Corp.	1,628,309
114,490	Era Group, Inc. * ^	1,938,316
27,650	Golar LNG Partners LP	567,100
110,602	Tsakos Energy Navigation Ltd.	1,008,690
		6,190,930
	TRUCKING & LEASING - 1.5%
6,771	AMERCO ^	2,433,294

	TOTAL COMMON STOCK (Cost $106,792,125)	116,920,304

	RIGHTS - 0.0%
7,442	Furiex Pharmaceuticals, Inc. * +	72,708
	TOTAL RIGHTS (Cost $0)
Contracts ^^
	CALL OPTIONS - 0.3%
355	Apple, Inc.	424,225
	Expiration June 2016, Exercise Price $120.00
	TOTAL CALL OPTIONS (Cost - $422,095)

Shares
	SHORT-TERM INVESTMENTS -23.6%
	MONEY MARKET FUND - 23.6%
32,655,660	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% **	32,655,660
4,680,334	Invesco STIT - Treasury Portfolio, 0.02% **	4,680,334
	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,335,994)	37,335,994

	TOTAL INVESTMENTS - 97.7% (Cost - $144,550,214) (a)	$ 154,753,231
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds $2,558)	(2,142)
	SECURITIES SOLD SHORT (26.7) % (Proceeds - $44,685,182)	(42,236,670)
	OTHER ASSETS LESS LIABILITIES - 29.0%	45,853,695
	NET ASSETS - 100.0%	$ 158,368,114

Contracts ^^
	PUT OPTIONS WRITTEN - (0.0)
34	United Continental Holdings	2,142
	Expiration August 7, 2015, Exercise Price $55.50
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,558)
Shares
	SECURITIES SOLD SHORT - (26.7) %
	AGRICULTURE - (0.0) %
10,020	Cadiz, Inc. *	82,164

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	SECURITIES SOLD SHORT (Continued)
	AUTO MANUFACTURERS - (0.2) %
1,270	Tesla Motors, Inc. *	$ 338,011

	AUTO PARTS & EQUIPMENT - (1.3) %
25,787	Dorman Products, Inc. *	1,361,038
23,304	Motorcar Parts of America, Inc. *	690,498
		2,051,536
	BANKS - (0.5) %
20,620	Canadian Western Bank	389,744
13,565	Home Capital Group, Inc.	331,751
		721,495
	BIOTECHNOLOGY - (0.5) %
9,190	OvaScience, Inc. *	261,915
2,510	Puma Biotechnology, Inc. *	227,406
2,918	Repligen Corp. *	102,159
20,100	Sangamo BioSciences, Inc. *	183,915
		775,395
	BUILDING MATERIALS - (0.9) %
29,684	AAON, Inc.	658,688
4,704	Apogee Enterprises, Inc.	259,567
17,835	Summit Materials, Inc. *	447,480
		1,365,735
	CHEMICALS - (0.8) %
65,491	American Vanguard Corp.	839,595
26,807	Landec Corp. *	357,873
		1,197,468
	COMMERCIAL SERVICES - (0.7) %
2,686	ADT Corp.	92,748
11,540	Ascent Capital Group, Inc. *	450,406
4,943	Heartland Payment Systems, Inc.	307,949
9,083	Rollins, Inc.	263,407
		1,114,510
	COMPUTERS - (1.1) %
27,885	Convergys Corp.	700,192
2,518	International Business Machines Corp.	407,890
5,776	MTS Systems Corp.	373,187
11,444	Varonis Systems, Inc. *	237,921
		1,719,190
	COSMETICS/PERSONAL CARE - (0.4) %
20,018	Inter Parfums, Inc.	608,347

	DISTRIBUTION/WHOLESALE - (0.1) %
3,171	WESCO International, Inc. *	194,573

	ELECTRIC - (0.5) %
2,726	Dominion Resources, Inc	195,454
4,062	Dynegy, Inc. *	105,815
2,726	Portland General Electric Co.	98,163
9,532	WEC Energy Group, Inc.	467,068
		866,500
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.5) %
10,980	AMETEK, Inc.	582,489
4,380	Encore Wire Corp.	150,365
12,042	Vicor Corp. *	125,357
		858,211
	ELECTRONICS - (0.2) %
2,890	II-VI, Inc. *	49,130
10,720	Trimble Navigation Ltd. *	247,632
		296,762
	ENERGY-ALTERNATE SOURCES - (0.4) %
10,050	First Solar, Inc. *	445,215
6,075	Green Plains, Inc.	136,384
		581,599
	ENGINEERING & CONSTRUCTION - (0.4) %
14,870	Exponent, Inc.	661,566

	ENTERTAINMENT - (0.4) %
7,490	500.com Ltd. *	176,240
75,124	Peak Resorts, Inc.	513,848
		690,088
	ENVIRONMENTAL CONTROL - (0.2) %
2,019	Stericycle, Inc. *	284,618

	FOOD - (0.5) %
4,577	Hain Celestial Group, Inc. *	311,144
7,500	METRO AG	237,921
15,130	Woolworths Ltd.	317,572
		866,637
	HEALTHCARE PRODUCTS - (0.8) %
8,217	Accelerate Diagnostics, Inc. *	229,090
4,515	Align Technology, Inc. *	283,091
15,490	Gentinge AB	382,030
17,837	Invacare Corp.	304,121
		1,198,332

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	SECURITIES SOLD SHORT (Continued)
	HEALTHCARE SERVICES - (0.6) %
5,020	AAC Holdings, Inc. *	$ 190,810
3,416	Chemed Corp.	507,139
2,343	ICON PLC *	189,314
		887,263
	HOLDING COMPANIES - DIVERSIFIED - (0.1) %
734,900	Noble Group Ltd.	244,376

	HOME BUILDERS - (0.2) %
4,965	Thor Industries, Inc.	277,444

	HOME FURNISHINGS - (0.2) %
10,094	iRobot Corp. *	310,794

	HOUSEWARES - (0.1) %
3,384	Libbey, Inc.	125,919

	INTERNET - (0.6) %
6,121	ePlus, Inc. *	470,766
7,570	HealthStream, Inc. *	212,414
2,500	Zillow Group, Inc. *	203,750
		886,930
	LEISURE TIME - (0.1) %
6,854	Arctic Cat, Inc.	196,093

	MACHINERY - DIVERSIFIED - (1.1) %
4,673	Alamo Group, Inc.	245,519
20,729	Gorman-Rupp Co.	531,492
19,530	Kubota Corp.	334,559
22,625	Toromont Industries Ltd.	635,725
		1,747,295
	MEDIA - (0.3) %
1,850	FactSet Research Systems, Inc.	306,471
12,893	World Wrestling Entertainment, Inc.	252,316
		558,787
	METAL FABRICATE/HARDWARE - (0.6) %
14,100	Advanced Drainage Systems, Inc.	392,403
23,185	NN, Inc.	529,314
		921,717
	MINING - (0.5) %
9,847	Hi-Crush Partners LP	170,058
26,756	US Silica Holdings, Inc.	602,545
		772,603
	MISCELLANEOUS MANUFACTURING - (1.4) %
7,760	American Railcar Industries, Inc.	310,012
10,023	EnPro Industries, Inc.	507,966
5,895	Hexcel Corp.	305,892
4,179	Illinois Tool Works, Inc.	373,895
8,667	Standex International Corp.	648,638
		2,146,403
	OIL & GAS - (0.2) %
13,559	Diamond Offshore Drilling, Inc.	297,620

	OIL & GAS SERVICES - (1.4) %
11,765	CARBO Ceramics, Inc.	386,480
9,530	Mullen Group Ltd.	139,783
14,799	NOW, Inc. *	257,503
47,121	Nuverra Environmental Solutions, Inc. *	132,881
128,745	Pulse Seismic, Inc.	248,290
61,170	RPC, Inc.	752,391
5,820	SEACOR Holdings, Inc. *	367,649
		2,284,977
	PACKAGING & CONTAINERS - (0.4) %
17,630	Grief, Inc.	546,354
5,405	Owens-Illinois, Inc. *	115,397
		661,751
	PHARMACEUTICALS - (1.0) %
8,910	Eisai Co. Ltd.	581,853
3,510	Endo International PLC *	307,265
367	Galencia AG	419,810
4,980	Insys Therapeutics, Inc. *	223,702
490	Valeant Pharmaceuticals International, Inc. *	126,190
		1,658,820
	REITS - (0.3) %
2,221	AvalonBay Communities, Inc.	382,767
4,089	Plum Creek Timber Co., Inc.	167,649
		550,416
	RETAIL - (1.6) %
1	Buffalo Wild Wings, Inc. *	196
13,260	Conn's, Inc. *	457,735
27	Macy's, Inc.	1,894
3,770	McDonald's Corp.	376,472
48,200	McDonald's Holdings Co. Japan Ltd.	1,026,525

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	SECURITIES SOLD SHORT (Continued)
	RETAIL (Continued) - (1.6) %
8,755	Nu Skin Enterprises, Inc.	$ 347,136
19,934	Potbelly Corp. *	271,900
		2,481,858
	SEMICONDUCTORS - (0.3) %
27,040	Infineon Technologies AG	304,476
10,239	Teradyne, Inc.	197,203
		501,679
	SOFTWARE - (1.0) %
9,040	Appfolio, Inc. *	134,154
5,405	Aspen Technology, Inc. *	239,874
3,825	athenahealth, Inc. *	535,347
4,712	Cornerstone OnDemand, Inc. *	169,915
2,626	Paychex, Inc.	121,846
12,346	Tangoe, Inc. *	136,053
1,052	Ultimate Software Group, Inc. *	193,789
		1,530,978
	TELECOMMUNICATIONS - (0.6) %
16,690	GN Store Nord	340,582
18,913	RigNet, Inc. *	490,414
5,368	Straight Patch Communications, Inc. *	126,524
		957,520
	TRANSPORTATION - (0.2) %
6,200	Hornbeck Offshore Services, Inc. *	112,840
2,278	JB Hunt Transport Services, Inc.	191,625
		304,465
	COMMODITY FUND - (0.1) %
16,310	VelocityShares 3x Inverse Natural Gas ETN *	99,817

	EQUITY FUNDS - (3.4) %
4,975	Direxion Daily Junior Gold Miners Index Bear 3X Shares	69,998
1,755	Direxion Daily Semiconductors Bear 3X Shares *	94,173
5,513	iPath S&P 500 VIX Short-Term Futures ETN *	88,318
40,023	iShares MSCI Australia ETF	837,281
2,400	iShares MSCI Turkey ETF	103,152
1,699	iShares Nasdaq Biotechnology ETF	649,918
14,800	iShares Russell 2000 ETF	1,819,808
18,882	Market Vectors Semiconductor ETF	984,696
748	ProShares Ultra VIX Short-Term Futures ETF *	19,478
3,760	ProShares UltraPro Short Russell2000 *	96,482
2,258	SPDR S&P Biotech ETF	576,784
3,214	VelocityShares Daily 2x VIX Short Term ETN	18,320
		5,358,408

	TOTAL SECURITIES SOLD SHORT (Proceeds - $44,685,182)	42,236,670

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	LP - Limited Partnership
	PLC - Public Limited Company
^	All or a portion of this security is held as collateral.
#	Amount of shares is less than 1.
^^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
*	Non-income producing security.
+	Level 3 security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	Money market fund; interest rate reflects effective yield on July 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is including put options written and securities sold short is $99,862,474 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 18,165,637
	Unrealized depreciation	(5,513,692)
	Net unrealized appreciation	$ 12,651,945

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.3%
Goldman Sachs International	Aerospace Industrial Development Corp.	107,000	$ 123,831	0.840%	3/24/2025	$ 4,535
Goldman Sachs International	Aerospace Industrial Development Corp.	52,000	60,393	0.840%	3/26/2025	1,991
Goldman Sachs International	Eclat Textile Co. Ltd.	17,160	177,131	0.840%	5/8/2024	73,971
Goldman Sachs International	Eclat Textile Co. Ltd.	23,920	244,276	0.840%	6/5/2024	105,745
Goldman Sachs International	Eclat Textile Co. Ltd.	9,000	76,562	0.840%	10/15/2024	55,135
Goldman Sachs International	Eicher Motors Ltd.	1,020	273,018	1.090%	2/5/2025	30,284
Goldman Sachs International	Eicher Motors Ltd.	140	36,167	1.090%	3/7/2025	5,463
Goldman Sachs International	Eicher Motors Ltd.	200	51,456	1.090%	4/3/2025	8,015
Goldman Sachs International	King Slide Works Co. Ltd.	26,000	356,702	0.840%	5/9/2024	(57,096)
Goldman Sachs International	King Slide Works Co. Ltd.	22,200	323,618	0.840%	5/10/2024	(70,106)
Goldman Sachs International	King Slide Works Co. Ltd.	11,000	154,688	0.840%	6/21/2024	(27,931)
Goldman Sachs International	King Slide Works Co. Ltd.	3,000	36,812	0.840%	10/15/2024	(2,242)
Goldman Sachs International	King Slide Works Co. Ltd.	2,000	25,310	0.840%	10/16/2024	(2,263)
Goldman Sachs International	King Slide Works Co. Ltd.	5,000	76,591	0.840%	4/7/2025	(18,975)
Goldman Sachs International	King Slide Works Co. Ltd.	13,000	175,397	0.840%	7/3/2025	(25,595)
Goldman Sachs International	Page Industries Ltd.	1,720	334,155	1.090%	2/5/2025	33,224
Goldman Sachs International	Page Industries Ltd.	130	26,829	1.090%	3/7/2025	938
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	75,000	407,625	0.840%	7/11/2025	9,107
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	43,000	210,706	0.840%	7/27/2025	28,221
Goldman Sachs International	Taiwan Paiho Ltd.	235,000	335,886	0.840%	1/15/2025	152,291
Goldman Sachs International	Taiwan Paiho Ltd.	4,000	6,648	0.840%	2/5/2025	1,661
Goldman Sachs International	Taiwan Paiho Ltd.	76,000	192,014	0.840%	7/7/2025	(34,136)
Goldman Sachs International	Taiwan Paiho Ltd.	15,000	33,585	0.840%	7/11/2025	(2,425)
Goldman Sachs International	Taiwan Paiho Ltd.	50,000	100,221	0.840%	7/30/2025	3,646
Goldman Sachs International	Vectura Group PLC	170,150	246,966	1.113%	3/17/2025	91,222
Goldman Sachs International	Vectura Group PLC	32,200	47,617	1.113%	4/3/2025	15,891
Goldman Sachs International	Vectura Group PLC	23,723	35,630	1.113%	4/14/2025	10,851
Goldman Sachs International	Vectura Group PLC	12,227	18,501	1.113%	4/16/2025	5,379
Goldman Sachs International	Vectura Group PLC	15,000	22,951	1.113%	4/16/2025	6,202
Goldman Sachs International	Vectura Group PLC	28,970	45,409	1.113%	5/2/2025	10,288
Goldman Sachs International	Vectura Group PLC	25,624	44,628	1.113%	6/18/2025	2,134
Goldman Sachs International	Vectura Group PLC	19,080	33,252	1.113%	6/19/2025	1,555
Goldman Sachs International	Vectura Group PLC	37,435	67,539	1.113%	6/20/2025	(536)
			$ 4,402,114			$ 416,444

	SHORT TOTAL RETURN SWAP CONTRACTS - 0.2%
Goldman Sachs International	BTG PLC	25,500	$ 192,967	(0.002)%	4/28/2025	$ 40,883
Goldman Sachs International	BTG PLC	10,520	75,306	(0.002)%	5/22/2025	10,152
Goldman Sachs International	BTG PLC	13,300	87,878	(0.002)%	7/9/2025	1,398
Goldman Sachs International	Circassia Pharmaceuticals PLC	7,154	20,322	(1.802)%	12/11/2024	(1,863)
Goldman Sachs International	Circassia Pharmaceuticals PLC	677	1,821	(1.802)%	3/19/2025	(335)
Goldman Sachs International	Circassia Pharmaceuticals PLC	9,028	24,700	(1.802)%	3/21/2025	(3,827)
Goldman Sachs International	Circassia Pharmaceuticals PLC	3,910	10,920	(1.802)%	3/24/2025	(1,311)
Goldman Sachs International	Circassia Pharmaceuticals PLC	7,350	20,723	(1.802)%	4/3/2025	(2,156)
Goldman Sachs International	Circassia Pharmaceuticals PLC	10,162	29,272	(1.802)%	6/11/2025	(2,014)
Goldman Sachs International	Circassia Pharmaceuticals PLC	8,423	24,323	(1.802)%	12/12/2024	(1,575)
Goldman Sachs International	Circassia Pharmaceuticals PLC	3,869	11,156	(1.802)%	12/13/2024	(749)
Goldman Sachs International	Circassia Pharmaceuticals PLC	3,977	10,968	(1.802)%	12/16/2024	(1,550)
Goldman Sachs International	Circassia Pharmaceuticals PLC	10,384	28,692	(1.802)%	12/18/2024	(3,961)
Goldman Sachs International	Circassia Pharmaceuticals PLC	5,600	15,501	(1.802)%	12/18/2024	(2,092)
Goldman Sachs International	Circassia Pharmaceuticals PLC	685	1,867	(1.802)%	3/12/2025	(302)
Goldman Sachs International	Circassia Pharmaceuticals PLC	300	819	(1.802)%	3/14/2025	(130)
Goldman Sachs International	Circassia Pharmaceuticals PLC	564	1,517	(1.802)%	3/17/2025	(280)
Goldman Sachs International	Metcash Ltd.	190,900	265,504	0.000%	3/13/2025	33,736
Goldman Sachs International	Metcash Ltd.	172,000	231,220	0.000%	4/28/2025	24,527
Goldman Sachs International	Slater & Gordon Ltd.	44,850	293,947	1.000%	4/28/2025	103,157
Goldman Sachs International	Slater & Gordon Ltd.	22,500	150,032	1.000%	5/1/2025	53,635
Goldman Sachs International	Tesco PLC	76,800	146,890	(0.002)%	11/14/2024	(29,288)
Goldman Sachs International	Tesco PLC	60,900	118,234	(0.002)%	11/21/2024	(20,486)
Goldman Sachs International	Tesco PLC	9,530	23,148	(0.002)%	3/6/2025	4,045
Goldman Sachs International	Tesco PLC	25,500	57,268	(0.002)%	4/25/2025	3,533
Goldman Sachs International	Weir Group PLC	13,150	220,885	(0.002)%	1/29/2025	29,291
Goldman Sachs International	Weir Group PLC	4,755	78,316	(0.002)%	1/31/2025	8,164
Goldman Sachs International	Woolworths Ltd.	2,550	72,067	1.550%	4/28/2025	(633)
			$ 2,216,263			$ 239,969

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value. Total Return Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The board has also engaged a third party valuation firm to attend valuation meetings held by the trust, review minutes of such meetings and report to the board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 192,508	$ -	$ -	$ 192,508
Call Options on Futures Purchased	365,400	-	-	365,400
Put Options on Futures Purchased	400,180	-	-	400,180
Short Futures Contracts	705,522	-	-	705,522
Money Market Funds	98,247,985	-	-	98,247,985
Total	$ 99,911,595	$ -	$ -	$ 99,911,595
Liabilities *
Call Options on Futures Written	$ 155,400	$ -	$ -	$ 155,400
Put Options on Futures Written	460,970	-	-	460,970
Securities Sold Short	300,672	-	-	300,672
Total	$ 917,042	$ -	$ -	$ 917,042

Balter Long/Short Equity Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 116,920,304	$ -	$ -	$ 116,920,304
Call Options Purchased	424,225	-	-	424,225
Rights	-	-	72,708	72,708
Money Market Funds	37,335,994	-	-	37,335,994
Long Total Return Swap Contracts	416,444	-	-	416,444
Short Total Return Swap Contracts	239,969	-	-	239,969
Total	$ 155,336,936	$ -	$ 72,708	$ 155,409,644
Liabilities**
Put Options Written	$ 2,142	$ -	$ -	$ 2,142
Securities Sold Short	42,236,670	-	-	42,236,670
Total	$ 42,238,812	$ -	$ -	$ 42,238,812
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
			Balter Long/Short Equity Fund
Beginning Balance 10/31/14			$ 72,708
Total realized gain (loss)			-
Change in Appreciation (Depreciation)			-
Cost of Purchases			-
Proceeds from Sales			-
Accrued Interest			-
Net transfers in/out of level 3			-
Ending Balance 7/31/15			$ 72,708
The security (above) is classified as a Level 3 security due to a lack of market activity. The security was acquired due to a corporate action consisting of a cash tender and a spinoff of a contingent value right. The security is valued at the last traded price of $104.77 on July 10, 2014 less the cash tender received of $95.00 ($9.77).

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of Fund Total
	Inception Date of SPC	July 31, 2015	Assets at July 31, 2015
Balter Fund Limited	6/5/2015	$ 5,076,297	5.03%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Underlying Investment in other Investment Companies - Balter Discretionary Global Macro Fund currently invest a portion of its assets in the Fidelity Institutional Money Market Funds - Government Portfolio the "Fidelity Fund". The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The Fidelity Fund normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Balter Discretionary Global Macro Fund's financial statements. As of July 31, 2015 the percentage of the Balter Discretionary Global Macro Fund's net assets invested in the Fidelity Fund was 32.1%.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of July 31, 2015 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized apprecation/(depreciation) on derivatives
	Commodity Contracts	Interest Rate Contracts	Total Value at July 31, 2015
Futures	$ 705,522	$ -	$ 705,522
Purchased Options	235,010	42,675	277,685
Written Options	(153,990)	24,143	(129,847)
Total	$ 786,542	$ 66,818	$ 853,360

Balter Long/Short Equity Fund
Unrealized apprecation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2015
Purchased Options	$ 2,130	$ 2,130
Written Options	416	-
Swaps	656,413	656,413
Total	$ 658,959	$ 658,543

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/28/15